Long-Term Debt, net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

11.       Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	37,115	(212)	(482)	317	36,738
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	21,230	(259)	—	123	21,094
	Total Long-term debt at December 31, 2025	58,345	(471)	(482)	440	57,832
	Less: Current Portion	(6,165)	208	300	(440)	(6,097)
	Long-Term Portion	55,180	(263)	(182)	—	51,735

	Total Long-term debt at December 31, 2024	66,540	(719)	(194)	589	66,216
	Less: Current Portion	(6,771)	271	143	(589)	(6,946)
	Long-Term Portion	59,769	(448)	(51)	—	59,270

(c)	Daxos Maritime Limited / SK Shipholding S.A.	26,446	(286)	—	—	26,160

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	24,108	(255)	—	—	23,853

(e)	Olympia Shipholding S.A. / SK Shipholding S.A.	1,400	—	—	—	1,400

	Total Financial liabilities at December 31, 2025	51,954	(541)	—	—	51,413
	Less: Current Portion	(1,942)	57	—	—	(1,885)
	Long-Term Portion	50,012	(484)	—	—	49,528

	Total Financial liabilities at December 31, 2024	52,471	(597)	—	—	51,874
	Less: Current Portion	(1,916)	56	—	—	(1,860)
	Long-Term Portion	50,555	(541)	—	—	50,014

(a) In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 (the “CIT Loan Facility”) with First-Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for the purpose of refinancing the existing indebtedness secured on the ships. The CIT Loan Facility is guaranteed by Globus. The CIT Loan Facility originally bore interest at LIBOR plus a margin of 3.75% (or 5.75% default interest) per annum.

11.       Long-Term Debt, net (continued)

The CIT Loan Facility originally consisted of six tranches, payable in 20 consecutive quarterly installments with each installment in an aggregate amount of $1.25 million (absolute amount) as well as a balloon payment in an aggregate amount of $9.25 million (absolute amount) due together with the 20th and final installment in May 2026. On May 10, 2021, the Company fully drew $34,250 under the CIT Loan Facility, paid $545 of borrowing costs incurred for the CIT Loan Facility, which were deferred over the duration of the loan facility, and fully prepaid the balance of its previous loan with EnTrust. The Company also entered into a swap agreement with respect to LIBOR. The Company paid First-Citizens Bank an upfront fee in the amount of 1.25% of the total commitment of the loan.

In August 2022, the Company entered into a deed of accession, amendment and restatement of the CIT Loan Facility with First-Citizens Bank, whereby the CIT Loan Facility was amended and restated and an additional borrower, Salaminia Maritime Limited, acceded to the CIT Loan Facility. The CIT Loan Facility principal amount was increased to $52.25 million (absolute amount), by a top up loan amount of $18.0 million (absolute amount) for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes. The CIT Loan Facility (including the new top up loan amount) became further secured by a first preferred mortgage over the vessel Orion Globe. On August 10, 2022, the Company fully drew the $18.0 million (absolute amount) top up loan amount under the CIT Loan Facility and paid approximately $259 of borrowing costs incurred, which were deferred over the duration of the loan facility.

In August 2023, the Company entered into a second deed of accession, amendment and restatement of the CIT Loan Facility with First-Citizens Bank, whereby the CIT Loan Facility was further amended and restated and two additional borrowers, Argo Maritime Limited and Talisman Maritime Limited, acceded to the CIT Loan Facility. The CIT Loan Facility was further increased to $77.25 million (absolute amount), by a top up loan amount of $25.0 million (absolute amount) for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes. The CIT loan facility (including the new top up loan amount) became further secured by first preferred mortgages over the vessels Diamond Globe and Power Globe. The CIT Loan Facility currently bears interest at Term SOFR together with an adjustment of 0.1% per annum plus a margin of 2.70% (or 4.70% default interest) per annum. The Company considered that the August 2023 amendments to the CIT Loan Facility did not substantially modify CIT Loan Facility’s terms and the Company recognized a gain on modification amounted to $417 that had adjusted the carrying value of the loan and classified under Gain from the modification of the Loan in the consolidated statement of comprehensive income. On August 10, 2023, the Company fully drew the top up amount of $25.0 million (absolute amount).

On May 10, 2023 the Company prepaid the total remaining amount of $3,674 of the loan of Longevity Maritime Limited (the owning company of the vessel Sun Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on June 5, 2023 (see Note 5).

On August 29, 2023 the Company prepaid the total remaining amount of $3,276 of the loan of Domina Maritime Ltd (the owning company of the vessel Sky Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 7, 2023 (see Note 5).

On September 7, 2023 the Company prepaid the total remaining amount of $3,555 of the loan of Dulac Maritime S.A. (the owning company of the vessel Star Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 13, 2023 (see Note 5).

On June 27, 2024 the Company prepaid the total remaining amount of $2,567 of the loan of Artful Shipholding S.A. (the owning company of the vessel Moon Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on July 8, 2024 (see Note 5).

On February 28, 2025 the Company prepaid the total remaining amount of $1,879 of the loan of Devocean Maritime Ltd. (the owning company of the vessel River Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on March 17, 2025.

In September 2025, the Company entered into a supplemental agreement with First Citizens Bank & Trust Company (formerly CIT Bank N.A.) to amend the terms of its existing CIT loan facility. The amendment aligned the termination date of Tranches F and G with the one of Tranches H and I by extending the termination date of Tranches F and G from May 10, 2026 to August 10, 2027. As part of the amendment, the repayment schedules for the affected tranches were revised. For Tranche F, an additional five quarterly instalments of $371 thousand were added, and the balloon instalment was adjusted to $891. For Tranche G, an additional five quarterly instalments of $375 thousand were added, and the balloon instalment was amended to $10,500. In addition, the applicable margin for all tranches under the CIT loan facility was reduced from 2.70% to 1.95%. The Company considered that the CIT loan facility amendment did not substantially modify CIT Loan Facility’s terms and the Company recognised a gain on modification amounted to $461 that had adjusted the carrying value of the loan and classified under Gain from the modification of the Loan in the consolidated statement of comprehensive income/(loss). The effective date of the amendment was on September 22, 2025.

11.       Long-Term Debt, net (continued)

Following the conclusion of the third amendment and restatement of the CIT Loan Facility and the sales of the vessels Sun Globe, Sky Globe, Star Globe, Moon Globe and River Globe, described above, the vessels securing the CIT Loan Facility are the Diamond Globe, Power Globe, Orion Globe, River Globe and Galaxy Globe. The remaining borrowers under the CIT Loan Facility are Serena Maritime Limited, Salaminia Maritime Limited, Argo Maritime Limited and Talisman Maritime Limited and the CIT Loan Facility remains guaranteed by Globus Maritime Limited.

The CIT Loan Facility currently bears interest at Term SOFR together with an adjustment of 0.1% per annum plus a margin of 1.95% per annum. It consists of four tranches, which shall be repaid in consecutive quarterly installments with the final installment due in August 2027.

The Company cannot reborrow any amount of the CIT Loan Facility that is prepaid or repaid.

The CIT Loan Facility is secured by:

•	First preferred mortgage over m/v Galaxy Globe, m/v Orion Globe, m/v Power Globe and m/v Diamond Globe.
•	pledges over the shares of each borrower; and
•	pledges of bank accounts, a pledge of each borrower’s rights under any swap agreement in respect of the CIT Loan Facility, a general assignment over each ship's earnings, insurances and any requisition compensation in relation to that ship, and an assignment of the rights of Globus with respect to any indebtedness owed to it by the borrowers.

The Company is not permitted, without the written consent of First-Citizens Bank, to enter into a charter the duration of which exceeds or is capable of exceeding, by virtue of any optional extensions, 12 months.

The CIT Loan Facility contains various covenants requiring the borrowers and/or Globus to, among other things, ensure that:

•	the borrowers maintain a minimum cash reserve at all times of not less than $500 for each mortgaged ship;
•	a minimum loan (including any exposure under a related swap agreement) to value ratio of 65%;
•	each borrower maintains in its earnings account minimum liquidity of $150 in respect of each ship then subject to a mortgage;
•	Globus maintains cash in an amount of not less than $150 for each ship that it owns that is not subject to a mortgage as part of the CIT Loan Facility;
•	Globus maintains a maximum leverage ratio of 0.75:1.00; and
•	if Globus pays a dividend, subject to certain exceptions, then the debt service coverage ratio (i.e., aggregate EBITDA of Globus for any period to the debt service for such period) after such dividend and for the remaining tenure of the CIT Loan Facility shall be at least 1.15:1.00.

Each borrower must create a reserve fund in the reserve account to meet the anticipated drydocking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, Serena Maritime Limited and Salaminia Maritime Limited are required to set aside quarterly payments that aggregate to $900, Argo Maritime Limited is required to set aside quarterly payments that aggregate to $675, and Talisman Limited is required to set aside quarterly payments that aggregate to $315.

Globus is prohibited from making dividends (other than up to $1,000 annually on or in respect of its preferred shares) in cash or redeem or repurchase its common shares unless there is no event of default under the CIT Loan Facility, the net loan (including any exposure under a related hedging agreement) to value ratio is less than 60% before the making of the dividend and Globus is in compliance with the debt service coverage ratio, and Globus must prepay the CIT Loan Facility in an equal amount of the dividend.

The CIT Loan Facility also prohibits certain changes of control, including, among other things, the delisting of Globus from the Nasdaq or another internationally recognized stock exchange, or the acquisition by any person or group of persons (acting in concert) of a majority of the shareholder voting rights or the ability to appoint a majority of board members or to give directions with respect to the operating and financial policies of Globus with which the directors are obliged to comply, other than those persons disclosed to First-Citizens Bank on or around the date of the CIT Loan Facility and their affiliates and immediate family members.

The Company was in compliance with the covenants of the CIT Loan Facility as at December 31, 2025 and 2024.

11.       Long-Term Debt, net (continued)

(b) On May 23, 2024, the Company, through its wholly owned subsidiary, Calypso Shipholding S.A.(“Calypso”) entered intoan agreement with Marguerite Maritime S.A., a Panamanian subsidiary of a Japanese leasing company unaffiliated with us, for a loan facility of $23.0 million (absolute amount)(the “Marguerite Loan Facility”) bearing interest at Term SOFR plus a margin of 2.3% per annum (or 4.3% default interest). This loan agreement provides that it is to be repaid in 20 consecutive quarterly installments of $295 each, and $17.1 million (absolute amount) to be paid together with the 20th (and last) installment. The proceeds of this financing will be used for general corporate purposes. As collateral for the loan, among other things, a mortgage over the m/v GLBS Hero was granted, and a general assignment was granted over the earnings, the insurances, any requisition compensation, any charter and any charter guarantee with respect to the m/v GLBS Hero. Globus Maritime Limited guaranteed the loan. On May 30, 2024, the Company drew down the amount of $22.65 million (absolute amount), being the loan amount minus the upfront fee of $0.35 million (absolute amount).

The Marguerite Loan Facility contains a minimum required security cover of 120%, meaning that the market value of the vessel plus the net realizable value of any additional security shall not drop below 120% of the outstanding balance of the loan.

The Marguerite Loan Facility also contains limitations on the occurrence of additional indebtedness by Calypso and Globus, other than indebtedness incurred in the ordinary course of Globus Maritime Limited’s business.

Additionally, the Marguerite Loan Facility contains cross-default provisions whereby any sum of indebtedness exceeding $1.0 million for each of the Calypso and Globus (a) is not paid when due or within an originally applicable grace period, (b) is declared to be or otherwise becomes due and payable prior to its specified maturity as result of an event of default (as defined in the respective agreement), (c) is cancelled or suspended by a creditor of Globus or Calypso as a result of an event of default which is continuing (as defined in the respective agreement) or (d) is entitled to be declared due and payable prior to its specified maturity as a result of an event of default which is continuing (as defined in the respective agreement) by any creditor of Globus or Calypso.

The Marguerite Loan Facility also prohibits certain changes of control.

The Marguerite Loan Facility also contains other customary event of default provisions relating to non-payment, insolvency, vessel arrest, cessation of business, among others.

The Company was in compliance with the covenant of Marguerite Maritime S.A. loan facility as at December 31, 2025 and 2024.

(c) On February 23, 2024, Globus, through its subsidiary Daxos Maritime Limited, entered into a $28.0 million (absolute amount) sale and bareboat back arrangement with SK Shipholding S.A., a subsidiary of Shinken Bussan Co., Ltd. of Japan, with respect to the approximately 64,000 dwt bulk carrier named “GLBS Might,” which was delivered from the relevant shipyard on August 20, 2024. The Company transferred the legal ownership of the vessel to SK Shipholding S.A. upon delivery of the vessel from the shipyard and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years. Commencing at the end of the third year of the charter period, the Company has the option to repurchase the vessel at predetermined prices until the end of the charter period. The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.8 million (absolute amount). On February 28, 2024, the Company received $2.8 million (absolute amount), being the 10% advance deposit of the sale price as per MOA. On August 16, 2024, the Company drew down the remaining 90% of the purchase price, being $25.2 million (absolute amount) as per the sale and bareboat back arrangement. The Company assessed that the transaction does not meet the criteria to be accounted for as a sale under IFRS 15, and therefore the outstanding amount received from the buyer has been included under Financial Liability, current and non-current, in the consolidated statement of financial position as of December 31, 2025 and 2024.

(d) On December 2, 2024, Globus, through its subsidiary Paralus Shipholding S.A., entered into a $25 million (absolute amount) sale and bareboat back arrangement with Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A., with respect to the approximately 64,000 dwt bulk carrier named “GLBS Magic,” which was delivered from the relevant shipyard on September 20, 2024. The Company transferred the legal ownership of the vessel to the Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years. Commencing at the end of the third year of the charter period, the Company has the option to repurchase the vessel at predetermined prices until the end of the charter period. The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.4 (absolute amount). On December 23, 2024, the Company drew down the purchase price, being $25.0 million (absolute amount) as per the sale and bareboat back arrangement. The Company assessed that the transaction does not meet the criteria to be accounted for as a sale under IFRS 15, and therefore the outstanding amount received from the buyer has been included under Financial Liability, current and non-current, in the consolidated statement of financial position as of December 31, 2025 and 2024.

11.       Long-Term Debt, net (continued)

(e) On December 2, 2025, Globus, through its subsidiary Olympia Shipholding S.A., has reached to an agreement, to enter into a $28.0 million (absolute amount) sale and bareboat back arrangement with SK Shipholding S.A., a subsidiary of Shinken Bussan Co., Ltd. of Japan, with respect to the approximately 64,000 dwt fuel efficient bulk carrier, which is scheduled to be delivered from the relevant shipyard during the fourth quarter of 2026. The Company has an obligation to repurchase the vessel at the end of the fifteen-year charter period for a purchase price of $9.4 million (absolute amount). On December 4, 2025, the Company received $1.4 million (absolute amount), being the 5% advance deposit of the sale price as per MOA. The Company assessed that the transaction does not meet the criteria to be accounted for as a sale under IFRS 15, and therefore the outstanding amount received from the buyer has been included under Financial Liability, current and non-current, in the consolidated statement of financial position as of December 31, 2025.

The contractual annual principal payments relating to the First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility, the Marguerite Loan Facility, the Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. sale and bareboat back arrangement and the SK Shipholding S.A. sale and bareboat back arrangements for Daxos Maritime Limited and Olympia Shipholding S.A. to be made subsequent to December 31, 2025, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A. / Daxos Maritime Limited	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	SK Shipholding S.A. / Olympia Shipholding S.A.	Total
2026	4,985	1,180	1,095	821	26	8,107
2027	32,130	1,180	1,125	830	62	35,327
2028	—	1,180	1,168	931	62	3,341
2029	—	17,690	1,183	940	62	19,875
2030 and thereafter	—	—	21,875	20,586	1,188	43,649
Total	37,115	21,230	26,446	24,108	1,400	110,299

The contractual annual principal payments relating to the First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility, the Marguerite Loan Facility, the SK Shipholding S.A. sale and bareboat back arrangement and the Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. sale and bareboat back arrangement to be made subsequent to December 31, 2024, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A.	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	Total
2025	5,591	1,180	1,095	821	8,627
2026	20,039	1,180	1,095	821	23,135
2027	18,500	1,180	1,125	830	21,635
2028	—	1,180	1,168	931	3,279
2029 and thereafter	—	17,690	23,058	21,527	62,275
Total	44,130	22,410	27,541	24,930	119,011

The weighted average interest rate for the years ended December 31, 2025, 2024 and 2023, was 6.54%, 7.7% and 8.19%, respectively.